Earnings Per Share	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Earnings Per Share	Earnings Per Share
Earnings Per Share
Prior to the completion of the Spin-Off, the Company had no common shares issued and outstanding. On April 1, 2024, there were 172,709,505 shares of Solventum common stock issued and outstanding as part of the Distribution. This share amount is utilized for the calculation of basic and diluted earnings per share for all periods presented prior to the Spin-Off. For the three and nine months ended September 30, 2023, these shares are treated as issued and outstanding for purposes of calculating historical earnings per share. For periods prior to the Spin-Off, it is assumed that there are no dilutive equity instruments as there were no equity awards of Solventum outstanding prior to the Spin-Off.
The computations for basic and diluted earnings per share follow:

	Three months ended September 30,		Nine months ended September 30,
(Amounts in millions, except per share amounts)	2024	2023	2024	2023
Numerator:
Net income	$122	$460	$448	$1,074

Denominator:
Weighted average common shares outstanding – basic	173.4	172.7	173.1	172.7
Dilution associated with stock-based compensation plans	0.5	—	0.3	—
Weighted average common shares outstanding – diluted	173.9	172.7	173.4	172.7

Basic earnings per share	$0.70	$2.66	$2.59	$6.22
Diluted earnings per share	$0.70	$2.66	$2.58	$6.22